SECURITIES	12 Months Ended
Dec. 31, 2014
Securities [Abstract]
SECURITIES
NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2014 and 2013, follows:

	December 31, 2014
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$27,225,335	$199,851	$53,550	$27,371,636
Tax-exempt and taxable obligations of states and municipal subdivisions	101,873,361	2,896,657	187,598	104,582,420
Mortgage-backed securities	91,697,199	1,579,218	240,805	93,035,612
Corporate obligations	29,952,502	140,556	1,307,782	28,785,276
Other	1,255,483	-	283,981	971,502
	$252,003,880	$4,816,282	$2,073,716	$254,746,446
Held-to-maturity securities:
Mortgage-backed securities	$2,192,741	$20,875	$-	$2,213,616
Taxable obligations of states and municipal subdivisions	6,000,000	1,780,200	-	7,780,200
	$8,192,741	$1,801,075	$-	$9,993,816

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$29,963,634	$122,764	$124,491	$29,961,907
Tax-exempt and taxable obligations of states and municipal subdivisions	107,676,085	1,937,586	1,535,036	108,078,635
Mortgage-backed securities	78,770,400	810,370	1,394,067	78,186,703
Corporate obligations	28,210,148	223,776	1,582,001	26,851,923
Other	1,255,483	-	283,980	971,503
	$245,875,750	$3,094,496	$4,919,575	$244,050,671
Held-to-maturity securities:
Mortgage-backed securities	$2,438,435	$-	$74,008	$2,364,427
Taxable obligations of states and municipal subdivisions	6,000,000	1,260,000	-	7,260,000
	$8,438,435	$1,260,000	$74,008	$9,624,427

The scheduled maturities of securities at December 31, 2014, were as follows:

	Available-for-Sale		Held-to-Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due less than one year	$18,914,378	$19,004,315	$-	$-
Due after one year through five years	79,825,867	80,580,533	-	-
Due after five years through ten years	39,340,584	40,277,184	-	-
Due after ten years	22,225,850	21,848,802	6,000,000	7,780,200
Mortgage-backed securities	91,697,200	93,035,612	2,192,741	2,213,616
	$252,003,879	$254,746,446	$8,192,741	$9,993,816

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

$237,173 in gain was realized from the sale of available-for-sale securities in 2014 and no gain or loss in 2013. No other-than-temporary impairment losses were recognized for the years ended 2014 and 2013.

Securities with a carrying value of $191,534,036 and $197,611,193 at December 31, 2014 and 2013, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2014 and 2013, were as follows:

	2014
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$5,510,325	$16,481	$3,451,215	$37,069	$8,961,540	$53,550
Tax-exempt and tax- able obligations of states and municipal subdivisions	9,191,726	28,694	10,667,122	158,904	19,858,848	187,598
Mortgage-backed securities	156,589	5,207	19,319,269	235,598	19,475,858	240,805
Corporate obligations	6,910,425	32,096	6,580,925	1,275,686	13,491,350	1,307,782
Other	-	-	971,502	283,981	971,502	283,981
	$21,769,065	$82,478	$40,990,033	$1,991,238	$62,759,098	$2,073,716

	2013
	Losses < 12 Months		Losses 12 Months or >		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Obligations of U.S. government agencies	$6,898,945	$124,491	$-	$-	$6,898,945	$124,491
Tax-exempt and tax- able obligations of states and municipal subdivisions	37,725,915	1,523,780	1,297,792	11,256	39,023,707	1,535,036
Mortgage-backed securities	39,540,663	1,394,067	-	-	39,540,663	1,394,067
Corporate obligations	10,814,405	174,210	3,386,225	1,407,791	14,200,630	1,582,001
Other	-	-	971,503	283,980	971,503	283,980
	$94,979,928	$3,216,548	$5,655,520	$1,703,027	$100,635,448	$4,919,575

Approximately 22% of the number of securities in the investment portfolio at December 31, 2014, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.